SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 – SUBSEQUENT EVENTS

The Company has assessed all events from March 31, 2025, through August 29, 2025 which is the date that these unaudited condensed consolidated financial statements are available to be issued. Unless as disclosed below, there are not any material subsequent events that require disclosure in these unaudited condensed consolidated financial statements.

The offering in June

On June 20, 2025, the Company consummated the Offering of 40,000,000 ordinary shares at a price to the public of $0.20 per share. The aggregate gross proceeds from the Offering amounted to $7,440,000, after deducting underwriting discounts, commissions and offering-related expenses.

Prepayment paid for acquisition for AI program

On April 6, 2025, the Company signed a master services agreement to acquire an AI program together with development and implementation services and prepaid the consideration amounted to $3,000,000. This acquisition aligns with our agreed specifications to achieve company objectives and enhance our competitive advantage in the advertising industry.

The prepayment paid for acquisition of subsidiary

On May 29, 2025, the Company entered into Memorandum of understanding at $1,053,500 deposit to acquire an existing advertising company to gain control over its advertising expenditures.